Intangible Assets and Goodwill - Schedule of Total Amortization Expense (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 92	$ 108	$ 432	$ 438
Bed Licenses Included in Property and Equipment
Finite-Lived Intangible Assets [Line Items]
Amortization	88	104
Lease Rights
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 4	$ 4